Schedule of Investments (unaudited)	iShares® U.S. Dividend and Buyback ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
General Dynamics Corp.	2,084	$472,380
L3Harris Technologies Inc.	3,471	832,936
Lockheed Martin Corp.	2,932	1,213,291
Northrop Grumman Corp.	1,446	692,490
Raytheon Technologies Corp.	11,001	1,025,403
Textron Inc.	2,152	141,257
		4,377,757
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	1,644	181,991
FedEx Corp.	1,342	312,807
United Parcel Service Inc., Class B	5,003	975,034
		1,469,832
Automobiles — 0.1%
Ford Motor Co.	20,471	300,719

Banks — 7.1%
Bank of America Corp.	119,724	4,047,869
Citigroup Inc.	42,361	2,198,536
Citizens Financial Group Inc.	5,497	208,721
Comerica Inc.	2,127	165,417
Fifth Third Bancorp.	9,212	314,313
Huntington Bancshares Inc./OH	21,366	283,954
JPMorgan Chase & Co.	40,325	4,651,892
KeyCorp	15,827	289,634
M&T Bank Corp.	1,144	203,003
PNC Financial Services Group Inc. (The)	4,665	774,110
Regions Financial Corp.	10,721	227,071
Truist Financial Corp.	16,155	815,343
U.S. Bancorp.	14,226	671,467
Wells Fargo & Co.	71,279	3,127,010
Zions Bancorp. NA	2,753	150,176
		18,128,516
Beverages — 1.4%
Coca-Cola Co. (The)	23,494	1,507,610
Constellation Brands Inc., Class A	1,341	330,302
PepsiCo Inc.	9,650	1,688,364
		3,526,276
Biotechnology — 3.0%
AbbVie Inc.	17,254	2,476,122
Amgen Inc.	10,625	2,629,369
Biogen Inc.(a)	3,558	765,183
Gilead Sciences Inc.	15,045	898,939
Regeneron Pharmaceuticals Inc.(a)	1,009	586,925
Vertex Pharmaceuticals Inc.(a)	851	238,629
		7,595,167
Building Products — 0.8%
Builders FirstSource Inc.(a)	3,714	252,552
Carrier Global Corp.	6,402	259,473
Fortune Brands Home & Security Inc., NVS	1,967	137,060
Johnson Controls International PLC	10,306	555,596
Masco Corp.	4,189	231,987
Owens Corning	1,574	145,973
Trane Technologies PLC	2,424	356,304
		1,938,945
Capital Markets — 4.3%
Ameriprise Financial Inc.	1,972	532,282
Bank of New York Mellon Corp. (The)	16,038	697,011
Security	Shares	Value

Capital Markets (continued)
BlackRock Inc.(b)	1,465	$980,349
Blackstone Inc., NVS	8,039	820,541
Charles Schwab Corp. (The)	4,158	287,110
CME Group Inc.	1,589	316,974
Evercore Inc., Class A	1,376	137,559
Goldman Sachs Group Inc. (The)	4,157	1,385,902
Intercontinental Exchange Inc.	3,486	355,537
Jefferies Financial Group Inc.	4,503	146,663
KKR & Co. Inc.	2,834	157,174
Moody’s Corp.	938	291,014
Morgan Stanley	29,136	2,456,165
MSCI Inc.	593	285,435
Nasdaq Inc.	1,292	233,723
Northern Trust Corp.	1,634	163,040
S&P Global Inc.	3,208	1,209,191
T Rowe Price Group Inc.	3,674	453,629
		10,909,299
Chemicals — 1.8%
Air Products and Chemicals Inc.	1,264	313,763
Celanese Corp.	1,548	181,905
CF Industries Holdings Inc.	1,599	152,688
Corteva Inc.	4,208	242,170
Dow Inc.	9,217	490,437
DuPont de Nemours Inc.	6,277	384,341
Eastman Chemical Co.	1,914	183,610
Ecolab Inc.	966	159,554
International Flavors & Fragrances Inc.	1,415	175,531
Linde PLC	4,049	1,222,798
LyondellBasell Industries NV, Class A	3,114	277,520
PPG Industries Inc.	1,176	152,045
Sherwin-Williams Co. (The)	2,323	562,027
		4,498,389
Commercial Services & Supplies — 0.3%
Cintas Corp.	739	314,437
Waste Management Inc.	2,469	406,299
		720,736
Communications Equipment — 1.1%
Cisco Systems Inc.	54,738	2,483,463
Juniper Networks Inc.	4,539	127,228
Motorola Solutions Inc.	1,153	275,094
		2,885,785
Construction & Engineering — 0.1%
AECOM	2,239	161,208

Consumer Finance — 1.5%
Ally Financial Inc.	9,511	314,529
American Express Co.	6,788	1,045,488
Capital One Financial Corp.	10,881	1,195,060
Credit Acceptance Corp.(a)	258	148,585
Discover Financial Services	4,744	479,144
SLM Corp.	11,416	178,089
Synchrony Financial	16,013	536,115
		3,897,010
Containers & Packaging — 0.2%
Ball Corp.	2,138	156,972
Crown Holdings Inc.	1,673	170,111
International Paper Co.	6,806	291,092
		618,175

Schedule of Investments (unaudited) (continued)	iShares® U.S. Dividend and Buyback ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors — 0.1%
Genuine Parts Co.	1,142	$174,578
LKQ Corp.	3,093	169,620
		344,198
Diversified Consumer Services — 0.1%
Grand Canyon Education Inc.(a)	1,646	158,131
Service Corp. International	2,494	185,703
		343,834
Diversified Financial Services — 2.2%
Berkshire Hathaway Inc., Class B(a)	16,606	4,991,764
Equitable Holdings Inc.	10,373	294,904
Voya Financial Inc.	3,506	210,921
		5,497,589
Diversified Telecommunication Services — 2.1%
AT&T Inc.	147,978	2,779,027
Lumen Technologies Inc.	27,624	300,825
Verizon Communications Inc.	48,790	2,253,610
		5,333,462
Electric Utilities — 1.2%
American Electric Power Co. Inc.	1,865	183,814
Duke Energy Corp.	3,562	391,570
Edison International	2,070	140,284
Entergy Corp.	1,375	158,304
Eversource Energy	1,553	137,006
Exelon Corp.	6,883	319,991
NextEra Energy Inc.	9,549	806,795
PPL Corp.	12,247	356,143
Southern Co. (The)	8,679	667,328
		3,161,235
Electrical Equipment — 0.4%
Eaton Corp. PLC	2,458	364,743
Emerson Electric Co.	4,151	373,880
Rockwell Automation Inc.	783	199,884
		938,507
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	3,457	266,638
Arrow Electronics Inc.(a)	1,446	185,334
CDW Corp./DE	1,496	271,569
Corning Inc.	6,562	241,219
Keysight Technologies Inc.(a)	1,066	173,332
TE Connectivity Ltd.	2,692	360,001
		1,498,093
Energy Equipment & Services — 0.1%
Baker Hughes Co.	6,081	156,221
Schlumberger NV	3,669	135,863
		292,084
Entertainment — 0.1%
Electronic Arts Inc.	1,900	249,337

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	1,133	306,850
AvalonBay Communities Inc.	1,127	241,110
Crown Castle International Corp.	3,168	572,331
Equity Residential	2,638	206,793
Essex Property Trust Inc.	520	148,996
Healthpeak Properties Inc.	5,609	154,977
Iron Mountain Inc.	3,163	153,374
Prologis Inc.	3,731	494,581
Public Storage	867	282,998
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.	2,398	$177,428
SBA Communications Corp.	777	260,909
Simon Property Group Inc.	2,388	259,432
SL Green Realty Corp.	2,742	136,140
Weyerhaeuser Co.	5,337	193,840
		3,589,759
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	948	513,152
Kroger Co. (The)	8,177	379,740
Sysco Corp.	3,204	272,020
Walgreens Boots Alliance Inc.	8,728	345,803
Walmart Inc.	13,153	1,736,854
		3,247,569
Food Products — 1.1%
Archer-Daniels-Midland Co.	2,317	191,778
Conagra Brands Inc.	5,568	190,481
General Mills Inc.	6,162	460,856
Hershey Co. (The)	979	223,173
JM Smucker Co. (The)	1,585	209,727
Kellogg Co.	2,499	184,726
Kraft Heinz Co. (The)	7,140	262,966
Mondelez International Inc., Class A	13,748	880,422
Tyson Foods Inc., Class A	2,260	198,903
		2,803,032
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	11,572	1,259,496
Baxter International Inc.	3,581	210,061
Becton Dickinson and Co.	892	217,925
Medtronic PLC	10,001	925,293
Stryker Corp.	922	197,999
		2,810,774
Health Care Providers & Services — 3.5%
Cardinal Health Inc.	5,024	299,229
Cigna Corp.	6,407	1,764,231
CVS Health Corp.	6,900	660,192
DaVita Inc.(a)	2,398	201,816
Elevance Health Inc.	1,627	776,242
HCA Healthcare Inc.	5,082	1,079,518
Humana Inc.	954	459,828
Laboratory Corp. of America Holdings	845	221,551
McKesson Corp.	1,691	577,612
Quest Diagnostics Inc.	2,982	407,252
UnitedHealth Group Inc.	4,338	2,352,671
Universal Health Services Inc., Class B	1,669	187,712
		8,987,854
Hotels, Restaurants & Leisure — 1.4%
Booking Holdings Inc.(a)	64	123,884
Darden Restaurants Inc.	1,839	228,937
Domino’s Pizza Inc.	577	226,247
McDonald’s Corp.	4,949	1,303,418
MGM Resorts International	5,435	177,888
Starbucks Corp.	11,813	1,001,506
Yum! Brands Inc.	3,325	407,446
		3,469,326
Household Durables — 0.6%
DR Horton Inc.	3,135	244,624
Lennar Corp., Class A	3,810	323,850
NVR Inc.(a)	64	281,159

Schedule of Investments (unaudited) (continued)	iShares® U.S. Dividend and Buyback ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
PulteGroup Inc.	4,760	$207,631
Tempur Sealy International Inc.	7,609	209,095
Whirlpool Corp.	1,517	262,244
		1,528,603
Household Products — 2.2%
Church & Dwight Co. Inc.	1,766	155,355
Clorox Co. (The)	1,832	259,851
Colgate-Palmolive Co.	9,139	719,605
Kimberly-Clark Corp.	3,588	472,862
Procter & Gamble Co. (The)	29,668	4,121,182
		5,728,855
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	7,025	181,596

Industrial Conglomerates — 0.9%
3M Co.	7,888	1,129,877
Honeywell International Inc.	6,598	1,269,851
		2,399,728
Insurance — 3.4%
Aflac Inc.	10,555	604,801
Allstate Corp. (The)	6,355	743,344
American International Group Inc.	12,437	643,863
Aon PLC, Class A	2,894	842,270
Arch Capital Group Ltd.	3,882	172,361
Assurant Inc.	805	141,503
Chubb Ltd.	4,928	929,618
Fidelity National Financial Inc.	4,822	192,687
Hartford Financial Services Group Inc. (The)	5,177	333,761
Lincoln National Corp.	4,358	223,740
Loews Corp.	2,800	163,100
Marsh & McLennan Companies Inc.	2,887	473,353
MetLife Inc.	13,518	855,013
Principal Financial Group Inc.	4,705	314,953
Progressive Corp. (The)	2,446	281,437
Prudential Financial Inc.	7,193	719,228
Travelers Companies Inc. (The)	3,111	493,716
Willis Towers Watson PLC	2,628	543,838
		8,672,586
Interactive Media & Services — 6.0%
Alphabet Inc., Class A(a)	42,143	4,902,074
Alphabet Inc., Class C, NVS(a)	38,995	4,548,377
Meta Platforms Inc, Class A(a)	35,302	5,616,548
Twitter Inc.(a)	9,453	393,339
		15,460,338
Internet & Direct Marketing Retail — 0.5%
eBay Inc.	24,857	1,208,796

IT Services — 4.4%
Accenture PLC, Class A	3,958	1,212,177
Automatic Data Processing Inc.	3,295	794,490
Cognizant Technology Solutions Corp., Class A	5,512	374,595
Fidelity National Information Services Inc.	4,817	492,105
Fiserv Inc.(a)	4,140	437,515
FleetCor Technologies Inc.(a)	940	206,885
Gartner Inc.(a)	991	263,091
Global Payments Inc.	3,618	442,554
GoDaddy Inc., Class A(a)	2,389	177,216
International Business Machines Corp.	10,375	1,356,946
Mastercard Inc., Class A	4,332	1,532,618
Security	Shares	Value

IT Services (continued)
Paychex Inc.	1,863	$238,986
PayPal Holdings Inc.(a)	7,261	628,294
VeriSign Inc.(a)	829	156,814
Visa Inc., Class A	12,731	2,700,372
Western Union Co. (The)	8,697	148,023
		11,162,681
Life Sciences Tools & Services — 0.4%
Agilent Technologies Inc.	2,069	277,453
Mettler-Toledo International Inc.(a)	169	228,105
Thermo Fisher Scientific Inc.	1,035	619,354
		1,124,912
Machinery — 1.2%
Caterpillar Inc.	4,105	813,816
Cummins Inc.	1,821	403,006
Deere & Co.	1,895	650,326
Illinois Tool Works Inc.	2,216	460,396
Otis Worldwide Corp.	2,288	178,853
Parker-Hannifin Corp.	726	209,879
Stanley Black & Decker Inc.	2,329	226,682
		2,942,958
Media — 1.8%
Altice USA Inc., Class A(a)	44,255	465,120
Charter Communications Inc., Class A(a)	4,590	1,983,339
Comcast Corp., Class A	25,278	948,431
Fox Corp., Class A, NVS	4,554	150,783
Liberty Broadband Corp., Class C (a)	4,476	487,571
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	4,619	183,929
Nexstar Media Group Inc., Class A	809	152,391
Omnicom Group Inc.	3,322	232,008
		4,603,572
Metals & Mining — 0.5%
Freeport-McMoRan Inc.	6,538	206,274
Newmont Corp.	7,403	335,208
Nucor Corp.	4,668	633,915
Steel Dynamics Inc.	2,597	202,254
		1,377,651
Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	21,651	273,019
Annaly Capital Management Inc.	43,537	299,535
		572,554
Multi-Utilities — 0.8%
Dominion Energy Inc.	10,000	819,800
DTE Energy Co.	1,383	180,205
Public Service Enterprise Group Inc.	3,663	240,549
Sempra Energy	2,875	476,675
WEC Energy Group Inc.	2,153	223,503
		1,940,732
Multiline Retail — 1.1%
Dollar General Corp.	3,286	816,341
Dollar Tree Inc.(a)	992	164,037
Kohl’s Corp.	4,622	134,685
Target Corp.	10,344	1,690,003
		2,805,066
Oil, Gas & Consumable Fuels — 4.3%
APA Corp.	3,105	115,413
Chevron Corp.	13,804	2,260,819
ConocoPhillips	8,190	797,952
Devon Energy Corp.	6,185	388,727

Schedule of Investments (unaudited) (continued)	iShares® U.S. Dividend and Buyback ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Diamondback Energy Inc.	986	$126,228
EOG Resources Inc.	2,275	253,026
Exxon Mobil Corp.	36,037	3,493,066
Kinder Morgan Inc.	25,089	451,351
Marathon Oil Corp.	6,452	160,010
Marathon Petroleum Corp.	10,388	952,164
ONEOK Inc.	4,005	239,259
Phillips 66	3,642	324,138
Pioneer Natural Resources Co.	2,552	604,696
Valero Energy Corp.	2,742	303,731
Williams Companies Inc. (The)	12,468	425,034
		10,895,614
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	2,910	185,163

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	1,674	457,169
Herbalife Nutrition Ltd.(a)	9,338	227,941
		685,110
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	33,524	2,473,401
Eli Lilly & Co.	3,039	1,001,928
Johnson & Johnson	19,375	3,381,325
Merck & Co. Inc.	18,872	1,686,024
Pfizer Inc.	43,392	2,191,730
Zoetis Inc.	1,503	274,373
		11,008,781
Professional Services — 0.1%
Leidos Holdings Inc.	1,341	143,487
Verisk Analytics Inc.	1,105	210,226
		353,713
Road & Rail — 1.5%
Avis Budget Group Inc.(a)	1,251	227,720
CSX Corp.	21,791	704,503
Norfolk Southern Corp.	3,456	868,043
Union Pacific Corp.	9,142	2,077,977
		3,878,243
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices Inc.(a)	4,643	438,624
Analog Devices Inc.	5,004	860,488
Applied Materials Inc.	9,405	996,742
Broadcom Inc.	3,644	1,951,289
Intel Corp.	68,485	2,486,690
KLA Corp.	1,115	427,647
Lam Research Corp.	1,679	840,356
Microchip Technology Inc.	2,362	162,647
Micron Technology Inc.	4,522	279,731
NXP Semiconductors NV	4,103	754,460
Qorvo Inc.(a)	1,704	177,335
Qualcomm Inc.	9,344	1,355,441
Silicon Laboratories Inc.(a)	1,021	150,577
Skyworks Solutions Inc.	2,261	246,178
Texas Instruments Inc.	6,774	1,211,801
		12,340,006
Software — 6.8%
Adobe Inc.(a)	2,229	914,158
Autodesk Inc.(a)	775	167,648
Cadence Design Systems Inc.(a)	891	165,797
Dropbox Inc., Class A(a)	7,988	181,647
Security	Shares	Value

Software (continued)
Fair Isaac Corp.(a)	494	$228,243
Fortinet Inc.(a)	2,549	152,048
Intuit Inc.	1,084	494,488
Microsoft Corp.	39,107	10,978,899
Oracle Corp.	48,698	3,790,652
Palo Alto Networks Inc.(a)	387	193,152
VMware Inc., Class A	1,084	125,961
		17,392,693
Specialty Retail — 4.3%
Advance Auto Parts Inc.	1,373	265,840
AutoNation Inc.(a)	1,743	206,964
AutoZone Inc.(a)	359	767,323
Bath & Body Works Inc.	7,733	274,831
Best Buy Co. Inc.	8,304	639,325
Dick’s Sporting Goods Inc.	2,086	195,229
Home Depot Inc. (The)	12,149	3,656,120
Lowe’s Companies Inc.	15,494	2,967,566
O’Reilly Automotive Inc.(a)	864	607,902
Ross Stores Inc.	2,309	187,629
TJX Companies Inc. (The)	9,424	576,372
Tractor Supply Co.	1,003	192,054
Ulta Beauty, Inc.(a)	473	183,954
Williams-Sonoma Inc.	1,649	238,149
		10,959,258
Technology Hardware, Storage & Peripherals — 6.5%
Apple Inc.	85,987	13,973,747
Dell Technologies Inc., Class C	6,318	284,689
Hewlett Packard Enterprise Co.	12,444	177,203
HP Inc.	42,070	1,404,717
NetApp Inc.	2,415	172,262
Seagate Technology Holdings PLC	5,964	477,001
Xerox Holdings Corp.	7,695	131,815
		16,621,434
Textiles, Apparel & Luxury Goods — 0.5%
Crocs Inc.(a)	2,312	165,632
Nike Inc., Class B	6,827	784,559
Tapestry Inc.	5,554	186,781
VF Corp.	3,518	157,184
		1,294,156
Tobacco — 1.3%
Altria Group Inc.	36,162	1,586,065
Philip Morris International Inc.	18,538	1,800,967
		3,387,032
Trading Companies & Distributors — 0.1%
Fastenal Co.	2,964	152,231
WW Grainger Inc.	386	209,803
		362,034
Total Long-Term Investments — 99.7%
(Cost: $264,105,175)		254,668,332

Schedule of Investments (unaudited) (continued)	iShares® U.S. Dividend and Buyback ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(b)(c)	550,000	$550,000

Total Short-Term Securities — 0.2%
(Cost: $550,000)		550,000

Total Investments in Securities — 99.9%
(Cost: $264,655,175)		255,218,332

Other Assets Less Liabilities — 0.1%		374,137

Net Assets — 100.0%		$255,592,469

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$490,000	$60,000	(a)	$—	$—	$—	$550,000	550,000	$1,217	$—
BlackRock Inc.	922,028	68,625		(76,198)	8,605	57,289	980,349	1,465	7,364	—
					$8,605	$57,289	$1,530,349		$8,581	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	45	09/16/22	$930	$57,305

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

Schedule of Investments (unaudited) (continued)	iShares® U.S. Dividend and Buyback ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$254,668,332	$—	$—	$254,668,332
Money Market Funds	550,000	—	—	550,000
	$255,218,332	$—	$—	$255,218,332
Derivative financial instruments(a)
Assets
Futures Contracts	$57,305	$—	$—	$57,305

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares